Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET SALES	$ 523,404	$ 556,146	$ 361,297
COST OF SALES	272,210	281,541	176,765
GROSS PROFIT	251,194	274,605	184,532
OPERATING EXPENSES
Research and development	102,053	92,405	71,161
Sales and marketing	25,868	25,765	20,173
General and administrative	16,933	17,072	15,714
Impairment of goodwill	10,337	0	0
Amortization of intangible assets	2,534	2,103	1,051
Gain from disposal of noncurrent assets held for sale	(1,880)
Total operating expenses	155,845	137,345	108,099
OPERATING INCOME	95,349	137,260	76,433
NON-OPERATING INCOME (EXPENSES)
Gain from disposal of short-term investments	103	2	3
Interest income	4,268	2,158	2,025
Foreign exchange gain (loss), net	(157)	(692)	76
Impairment of long-term investments	(120)	(13)
Interest expense	(423)	(127)	(47)
Other income (loss), net	(19)	42	10
Total non-operating income	3,652	1,370	2,067
INCOME BEFORE INCOME TAX	99,001	138,630	78,500
INCOME TAX EXPENSE	24,046	27,690	18,249
NET INCOME	$ 74,955	$ 110,940	$ 60,251
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.53	$ 0.79	$ 0.44
Diluted	$ 0.52	$ 0.78	$ 0.43
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	142,738	140,919	138,100
Diluted (Thousands)	143,606	142,050	139,634
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 2.10	$ 3.15	$ 1.75
Diluted	$ 2.09	$ 3.12	$ 1.73
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	35,684	35,230	34,525
Diluted (Thousands)	35,902	35,513	34,909